Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.40188%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		April 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,437,171.93

Principal:
Principal Collections	$24,208,431.20
Prepayments in Full	$22,979,542.66
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$47,187,973.86
Collections	$50,625,145.79

Purchase Amounts:
Purchase Amounts Related to Principal	$479,787.60
Purchase Amounts Related to Interest	$972.91
Sub Total	$480,760.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,105,906.30

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,105,906.30
Servicing Fee	$967,915.66	$967,915.66	$0.00	$0.00	$50,137,990.64
Interest - Class A-1 Notes	$327,833.95	$327,833.95	$0.00	$0.00	$49,810,156.69
Interest - Class A-2a Notes	$497,444.44	$497,444.44	$0.00	$0.00	$49,312,712.25
Interest - Class A-2b Notes	$153,453.44	$153,453.44	$0.00	$0.00	$49,159,258.81
Interest - Class A-3 Notes	$627,660.00	$627,660.00	$0.00	$0.00	$48,531,598.81
Interest - Class A-4 Notes	$212,710.91	$212,710.91	$0.00	$0.00	$48,318,887.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,318,887.90
Interest - Class B Notes	$68,125.08	$68,125.08	$0.00	$0.00	$48,250,762.82
Second Priority Principal Payment	$23,154,942.07	$23,154,942.07	$0.00	$0.00	$25,095,820.75
Interest - Class C Notes	$47,339.11	$47,339.11	$0.00	$0.00	$25,048,481.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,048,481.64
Regular Principal Payment	$181,845,057.93	$25,048,481.64	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,105,906.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$23,154,942.07
Regular Principal Payment					$25,048,481.64
Total					$48,203,423.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$48,203,423.71	$235.14	$327,833.95	$1.60	$48,531,257.66	$236.74
Class A-2a Notes	$0.00	$0.00	$497,444.44	$1.81	$497,444.44	$1.81
Class A-2b Notes	$0.00	$0.00	$153,453.44	$1.53	$153,453.44	$1.53
Class A-3 Notes	$0.00	$0.00	$627,660.00	$1.98	$627,660.00	$1.98
Class A-4 Notes	$0.00	$0.00	$212,710.91	$2.07	$212,710.91	$2.07
Class B Notes	$0.00	$0.00	$68,125.08	$2.16	$68,125.08	$2.16
Class C Notes	$0.00	$0.00	$47,339.11	$2.25	$47,339.11	$2.25
Total	$48,203,423.71	$45.79	$1,934,566.93	$1.84	$50,137,990.64	$47.63

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$205,000,000.00	1.0000000	$156,796,576.29	0.7648613
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,052,610,000.00	1.0000000	$1,004,406,576.29	0.9542058

Pool Information
Weighted Average APR	3.459%	3.408%
Weighted Average Remaining Term	58.40	57.54
Number of Receivables Outstanding	40,936	39,927
Pool Balance	$1,161,498,793.26	$1,113,830,881.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,637,274.79	$1,008,405,057.93
Pool Factor	1.0000000	0.9589600

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$105,425,824.05
Targeted Overcollateralization Amount	$140,554,439.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,424,305.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$149.82
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$149.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		45	$149.82
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$149.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.33
Average Net Loss for Receivables that have experienced a Realized Loss			$3.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.40%	158	$4,450,358.11
61-90 Days Delinquent	0.01%	3	$89,919.34
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	161	$4,540,277.45

Repossession Inventory:
Repossessed in the Current Collection Period		3	$69,443.33
Total Repossessed Inventory		3	$69,443.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0075%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0081%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	1

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and Residual Interest on the Closing Date is summarized below.

Fair Value (Mils.)	Fair Value (as a percentage)
$1,000.00	88.9%
$31.60	2.8%
$21.10	1.9%
$71.90	6.4%
$1,124.50	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest.
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer